DEBT - Credit Facilities Outstanding (Details) - USD ($)	Dec. 31, 2017	Mar. 15, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal Amount	$ 4,693,675,000
Credit facility, Carrying Value	4,643,523,000		$ 3,444,790,000
Less: Current portion	42,650,000		33,150,000
Credit facility, noncurrent	$ 4,600,873,000		3,411,640,000
CSC Holdings Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate	4.75%
Principal Amount	$ 450,000,000
Credit facility, Carrying Value	425,488,000		145,013,000
Letters of credit outstanding	115,973,000
Line of credit facility, remaining borrowing capacity	1,734,027,000
CSC Holdings Revolving Credit Facility, Portion Due October 9, 2020 | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Amount	$ 20,000,000
CSC Holdings Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Stated interest rate	3.74%
Principal Amount	$ 2,985,000,000	$ 3,000,000,000
Credit facility, Carrying Value	$ 2,967,818,000		2,486,874,000
Cequel Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate	0.00%
Principal Amount	$ 0
Credit facility, Carrying Value	0		0
Letters of credit outstanding	13,500,000
Line of credit facility, remaining borrowing capacity	$ 336,500,000
Cequel Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Stated interest rate	3.82%
Principal Amount	$ 1,258,675,000
Credit facility, Carrying Value	$ 1,250,217,000	$ 812,963,000	$ 812,903,000